Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Related Party Transactions

Note 29 Related Party Transactions

During the year ended December 31, 2024 there were the following related party transactions:

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On April 18, 2024, 3,658,161 performance rights were granted to Chris Burns as an LTI. The performance rights (convertible to ordinary shares on a 1:1 basis) vest on December 31, 2026. The performance rights vest subject to the achievement of performance conditions. An expense of $716,966 was recognized during the year ended December 31, 2024, relating to these performance rights.
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On April 18, 2024, 1,075,930 performance rights were granted to Rashda Buttar as an LTI. The performance rights (convertible to ordinary shares on a 1:1 basis) vest on December 31, 2026. The performance rights vest subject to the achievement of performance conditions. An expense of $210,918 was recognized during the year ended December 31, 2024, relating to these performance rights.
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On April 18, 2024, 1,398,709 performance rights were granted to Nick Liveris as an LTI. These performance rights lapsed on cessation of Nick Liveris’ employment with the Company, and accordingly no expense was recognized during the year ended December 31, 2024, relating to these performance rights.
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On April 18, 2024, 1,075,930 performance rights were granted to Darcy MacDougald as an LTI. The performance rights (convertible to ordinary shares on a 1:1 basis) vest on December 31, 2026. The performance rights vest subject to the achievement of performance conditions. An expense of $210,873 was recognized during the year ended December 31, 2024, relating to these performance rights.
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On April 18, 2024, 109,749 share rights were granted to Tony Bellas. The share rights (convertible to ordinary shares on a 1:1 basis) vest on December 31, 2024. An expense of $69,893 was recognized during the year ended December 31, 2024, relating to these share rights.
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On April 18, 2024, 109,749 share rights were granted to Robert Natter. The share rights (convertible to ordinary shares on a 1:1 basis) vest on December 31, 2024. An expense of $69,893 was recognized during the year ended December 31, 2024, relating to these share rights.
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On April 18, 2024, 109,749 share rights were granted to Phillips 66 Company. The share rights (convertible to ordinary shares on a 1:1 basis) vest on December 31, 2024. An expense of $69,893 was recognized during the year ended December 31, 2024, relating to these share rights.
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On April 18, 2024, 109,749 share rights were granted to Jean Oelwang. The share rights (convertible to ordinary shares on a 1:1 basis) vest on December 31, 2024. An expense of $69,893 was recognized during the year ended December 31, 2024, relating to these share rights.
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On April 18, 2024, 109,749 share rights were granted to Ron Edmonds. The share rights (convertible to ordinary shares on a 1:1 basis) vest on December 31, 2024. An expense of $69,893 was recognized during the year ended December 31, 2024, relating to these share rights.
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On April 18, 2024, 84,145 share rights were granted to Sharan Burrow. The share rights (convertible to ordinary shares on a 1:1 basis) vest on December 31, 2024. An expense of $53,587 was recognized during the year ended December 31, 2024, relating to these share rights.
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On October 8, 2024, 1,144,130 performance rights were granted to Robert Long as an LTI. The performance rights (convertible to ordinary shares on a 1:1 basis) vest on December 31, 2026. The performance rights vest subject to the achievement of performance conditions. An expense of $74,794 was recognized during the year ended December 31, 2024, relating to these performance rights.
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During the year ended December 31, 2024, Phillips 66 were paid fees totaling $57,500 for Mr Suresh Vaidyanathan’s services to the Company as a Director. Mr. Suresh Vaidyanathan is not permitted to receive remuneration in his personal capacity under the terms of his employment with Phillips 66 and terms of engagement with the Company. Accordingly, all fees earned by them are paid directly to Phillips 66.

During the year ended December 31, 2023 there were the following related party transactions:

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On April 5, 2023, 1,604,871 performance rights were granted to Chris Burns as an LTI. The performance rights (convertible to ordinary shares on a 1:1 basis) vest on December 31, 2025. 50% of the performance rights vest subject to continued employment over the vesting period, and 50% vest subject to the achievement of performance conditions. An expense of $119,312 was recognized during the six-months ended June 30, 2023 relating to these performance rights.
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On April 5, 2023, 253,401 performance rights were granted to Rashda Buttar as an LTI. The performance rights (convertible to ordinary shares on a 1:1 basis) vest on December 31, 2025. 50% of the performance rights vest subject to continued employment over the vesting period, and 50% vest subject to the achievement of performance conditions. An expense of $18,839 was recognized during the six-months ended June 30, 2023, relating to these performance rights.
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On April 5, 2023, 549,035 performance rights were granted to Nick Liveris as an LTI. The performance rights (convertible to ordinary shares on a 1:1 basis) vest on December 31, 2025. 50% of the performance rights vest subject to continued employment over the vesting period, and 50% vest subject to the achievement of performance conditions. An expense of $40,818 was recognized during the six-months ended June 30, 2023, relating to these performance rights.
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During the year ended December 31, 2023, Phillips 66 were paid fees totaling $59,534 for Ms. Zhanna Golodryga's and Mr. Suresh Vaidyanathan’s services to the Company as Directors. Ms. Zhanna Golodryga and Mr. Suresh Vaidyanathan are not permitted to receive remuneration in their personal capacity under the terms of their employment with Phillips 66 and terms of engagement with the Company. Accordingly, all fees earned by them are paid directly to Phillips 66.

There were no other related party transactions during the year ended December 31, 2024, or prior fiscal years. For details of disclosures relating to key management personnel, see Note 7 - Key Management Personnel Compensation.